Loan Servicing Assets - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Loan servicing assets	$ 3,957	$ 1,723
Mortgage Servicing Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Unpaid principal balances of mortgage and other loans serviced for others	599,300	419,400
Loan servicing assets	$ 4,100	$ 3,200